Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Trade and Other Receivables
Schedule of Trade and Other Receivables

	As of December 31,
	2016	2017
Due from charterers	1,003	1,074
VAT receivable	38	38
Accrued income	1,109	935
Insurance claims	135	38
Other receivables	1,916	1,544

Total	4,201	3,629